SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of estimated useful lives of property and equipment (Details)	12 Months Ended
Dec. 31, 2020
Server and Network Equipment [Member]
Property and equipment, net
Estimated useful lives	3 years
Computer equipment and application software [Member] | Minimum
Property and equipment, net
Estimated useful lives	2 years
Computer equipment and application software [Member] | Maximum
Property and equipment, net
Estimated useful lives	3 years
Furniture and vehicles [Member] | Minimum
Property and equipment, net
Estimated useful lives	3 years
Furniture and vehicles [Member] | Maximum
Property and equipment, net
Estimated useful lives	5 years